DEFERRED OFFERING COSTS (Details) - USD ($)		6 Months Ended
	Jun. 12, 2026	Jun. 30, 2026	Dec. 31, 2025
DEFERRED OFFERING COSTS
Deferred offering costs		$ 0	$ 929,137
Adjustment to deferred offering costs	$ 1,333,410	$ 1,333,410